Commitments and Contingencies - (Details) - Desktop Metal [Member] - USD ($) $ in Millions		1 Months Ended
	Mar. 26, 2021	Dec. 31, 2021
Other Commitments [Line Items]
Long-term Purchase Commitment, Amount	$ 20.0
Purchase obligation	$ 20.0
Payments to Acquire desktop metal		$ 4.5
Property purchase payable		$ 15.5